UNITED STATES
	SECURITIES AND EXCHANGE COMMISSION
	Washington, D.C.  20549

	FROM 13F-HR/A

	FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [ ]; Amendment Number
This Amendment (Check only one.): [ ] is a restatement.
						   [ ] adds new holdings entries.

Institutional Investment Manager Filing the Report:

Name:	Polaris Capital Management, Inc.
Address:	125 Summer Street
		Suite 1470
		Boston, MA 02110

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing the Report on Behalf of Reporting Manager:

Name:	Bernard R. Horn
Title:	President
Phone:	617-951-1365
Signature, Place, and Date of Signing:

Bernard R. Horn	Boston, MA		February 13, 2008


Report Type (Check only one.):

[X]		13F HOLDINGS REPORT.

[ ]		13F NOTICE.

[ ]		13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.
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	FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:			0

Form 13F Information Table Entry Total:		40

Form 13F Information Table Value Total:		$ 768,811m















List of Other Included Managers:			None
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FORM 13F INFORMATION TABLE



         Column 1           Column 2    Column 3   Column 4  Column 5          Column 6   Column 7  Column8

                                                     VALUE    SHARES/ SH/PUT/ INVESTMENT   OTHER   VOTING AUTHORITY
      NAME OF ISSUER      TITLE OF CLAS   CUSIP    (x$1000)   PRN AMT PRNCALL DISCRETION  MANAGERS   SOLE   SHARED  NONE

AMERIS BANCORP            Common       03076K108       21,1451,254,931sh         sole              1,182,363
AMETEK INC                Common       031100100       30,862  658,883sh         sole                629,357
ASTORIA FINANCIAL CORP    Common       046265104       18,361  789,056sh         sole                738,197
BENJAMIN FRANKLIN BANCORP Common       082073107          197   15,000sh         sole                 15,000
CAMBRIDGE BANCORP         Common       132152109          626   21,000sh         sole                 21,000
CAPITAL ONE FINANCIAL CORPCommon       14040H105       23,214  491,206sh         sole                468,528
COLONY BANKCORP, INC.     Common       19623P101        6,953  457,463sh         sole                428,412
COMMUNITY CAPITAL CORP.   Common       20363C102          121    8,050sh         sole                  8,050
COMMUNITY FINANCIAL CORPORCommon       20365L100          215   23,936sh         sole                 23,936
FORD MOTOR COMPANY        Common       345370860       18,7672,788,592sh         sole              2,601,439
FPL GROUP INC.            Common       302571104       32,199  475,053sh         sole                454,640
GENERAL DYNAMICS CORP.    Common       369550108       33,083  371,770sh         sole                356,238
HEALTH NET INC COM        Common       42222G108       19,730  408,500sh         sole                380,800
IDEARC INC.               Common       451663108          177   10,083sh         sole                  9,466
INTERNATIONAL BANCSHARES CCommon       459044103       21,0081,003,250sh         sole                946,022
MAC-GRAY CORP             Common       554153106       19,2151,706,468sh         sole              1,588,556
MARATHON OIL CORP         Common       565849106       34,822  572,158sh         sole                550,796
NATIONAL CITY CORPORATION Common       635405103       11,509  699,224sh         sole                643,988
NEW ENGLAND BANCSHARES, INCommon       643863202          161   15,000sh         sole                 15,000
NORTHRIM BANCORP INC.     Common       666762109          724   33,957sh         sole                 33,957
PEOPLES BANCORP INC       Common       709789101          544   21,850sh         sole                 21,850
PRAXAIR INC.              Common       74005P104       34,435  388,178sh         sole                372,760
SOUTH FINANCIAL GROUP INC Common       837841105       11,677  747,079sh         sole                686,838
SOUTHWEST BANCORP INC.    Common       844767103       22,4971,227,308sh         sole              1,156,879
SOVEREIGN BANCORP INC     Common       845905108       15,4591,356,082sh         sole              1,279,527
STEWART INFORMATION SERVICCommon       860372101       15,495  593,909sh         sole                547,760
TORO CO                   Common       891092108       20,095  369,127sh         sole                345,065
UNITEDHEALTH GROUP INC    Common       91324P102       23,756  408,187sh         sole                383,463
VERIZON COMMUNICATIONS    Common       92343V104       22,985  526,092sh         sole                493,824
WEBSTER FINANCIAL CORP - CCommon       947890109       19,980  624,948sh         sole                588,087
WELLPOINT INC (NEW)       Common       94973V107       34,280  390,741sh         sole                375,302
WESCO INTERNATIONAL INC   Common       95082P105       17,735  447,411sh         sole                417,399
AUTOLIV INC.              Common       052800109       65,0221,233,592sh         sole              1,059,339
BHP BILLITON LTD - SPON ADCommon       088606108       61,323  875,544sh         sole                613,901
CEMEX SA - SPONS ADR PART Common       151290889       73,6942,850,828sh         sole              2,424,404
HRVATSKE TELEKOMUNIKA DD-GCommon       443296108          345    5,000sh         sole                  4,312
METHANEX CORPORATION (US SCommon       59151K108          374   13,550sh         sole                      0
SAMSUNG ELECTRONICS COMMONCommon       796050888       17,503   59,788sh         sole                 24,036
SAMSUNG ELECTRONICS PFD N/Common       796050201          113      500sh         sole                    500
SK TELECOM CO LTD ADR     Common       78440P108       18,410  616,968sh         sole                202,995























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